Bunker Hill Mine and Mining Interests	12 Months Ended
Dec. 31, 2023
Extractive Industries [Abstract]
Bunker Hill Mine and Mining Interests

6. Bunker Hill Mine and Mining Interests

Bunker Hill Mine Purchase

The Company purchased the Bunker Hill Mine (the “Mine”) in January 2022, as described below.

Prior to purchasing the Mine, the Company had entered into a series of agreements with Placer Mining Corporation (“Placer Mining”), the prior owner, for the lease and option to purchase the Mine. The first of these agreements was announced on August 28, 2017, with subsequent amendments and/or extensions announced on November 1, 2019, July 7, 2020, and November 20, 2020.

Under the terms of the November 20, 2020, amended agreement (the “Amended Agreement”), a purchase price of $7,700,000 was agreed, with $5,700,000 payable in cash (with an aggregate of $300,000 to be credited toward the purchase price of the Mine as having been previously paid by the Company) and $2,000,000 in common stock of the Company. The Company agreed to make an advance payment of $2,000,000, credited towards the purchase price of the Mine, which had the effect of decreasing the remaining amount payable to purchase the Mine to an aggregate of $3,400,000 payable in cash and $2,000,000 in common stock of the Company.

The Amended Agreement also required payments pursuant to an agreement with the Environmental Protection Agency (the “EPA”) whereby for so long as the Company leases, owns and/or occupies the Mine, the Company would make payments to the EPA on behalf of Placer Mining in satisfaction of the EPA’s claim for historical water treatment cost recovery as per the Settlement Agreement reached with the EPA in 2018. Immediately prior to the purchase of the Mine, the Company’s liability to EPA in this regard totaled $11,000,000.

The Company completed the purchase of the Mine on January 7, 2022. The terms of the purchase price were modified to $5,400,000 in cash, from $3,400,000 of cash and $2,000,000 of common stock of the Company. Concurrent with the purchase of the Mine, the Company assumed incremental liabilities of $8,000,000 to the EPA, consistent with the terms of the amended Settlement Agreement with the EPA that was executed in December 2021 (see “EPA Settlement Agreement” section below).

The $5,400,000 contract cash paid at purchase was the $7,700,000 less the $2,000,000 deposit and $300,000 credit given by the seller for prior years’ maintenance payments.

The purchase of the mine has been valued on January 7, 2022:

-	Contract purchase price of $7,700,000 less $300,000 credit by seller for prior maintenance payments.
-	Net present value of water treatment cost recovery liability assumed of $6,402,425 (note 8).
-	Capitalized legal and closing costs of $444,785.

Management has determined the purchase to be an acquisition of a single asset.

Capitalized Development

Commencing on October 1, 2022, the Company capitalizes mine development. Through December 31, 2023, a total of $2,722,889 had been capitalized.

Sale of Mineral Properties

On June 23, 2023, as consideration for the extinguishment of the royalty convertible debenture (the “RCD”), as described in note 9, the Company granted a royalty for 1.85% of life-of-mine gross revenue (the “Royalty”) from mining claims considered to be historically worked, contiguous to current accessible underground development, and covered by the Company’s 2021 ground geophysical survey. A 1.35% rate will apply to claims outside of these areas.

This transaction is treated as a sale of mineral interest to Sprott Private Resource Streaming & Royalty Corp. (“Sprott”). The portion of the mineral interest sold was determined based on an analysis of discounted life-of-mine royalty payments relative to discounted future cash flows generated from the mine net of capital and operating costs, applied to the carrying value of the Bunker Hill Mine as of June 23, 2023 before consideration of the sale of mineral properties. This analysis utilized a discount rate of 13% and long-term metal prices of $1.09/lb, $0.98/lb and $25.51/oz for zinc, lead and silver respectively, consistent with assumptions utilized in the valuation of the RCD at extinguishment. The Company has recognized a gain of $6,980,932 in the consolidated statements of (loss) income and comprehensive (loss) income.

The carrying cost of the Mine is comprised of the following:

	December 31,	December 31,
	2023	2022

Bunker Hill Mine purchase	$14,247,210	$14,247,210
Capitalized development	2,722,889	1,447,435
Sale of mineral properties (note 9)	(1,973,840)	-
Bunker Hill mine	$14,996,259	$15,694,645

Land purchase and lease

On March 3, 2022, the Company purchased a 225-acre surface land parcel for $202,000 which includes the surface rights to portions of 24 patented mining claims, for which the Company already owns the mineral rights.

During the year ended December 31, 2023, the Company entered into a lease agreement with C & E Tree Farm LLC for the lease of a land parcel overlaying a portion of the Company’s existing mineral claims package. The Company is committed to making monthly payments of $10,000 through February 2026. The Company has the option to purchase the land parcel through March 1, 2026, for $3,129,500 less 50% of the payments made through the date of purchase.